Related Party Agreements and Transactions (Summary of Allocated Related Party Employee Benefit Costs by Income Statement Line Item) (Detail) - MPC [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Expenses incurred under employee services agreements	$ 158	$ 147	$ 140
Purchases From Related Parties [Member]
Related Party Transaction [Line Items]
Expenses incurred under employee services agreements	136	123	124
General and administrative expenses [Member]
Related Party Transaction [Line Items]
Expenses incurred under employee services agreements	$ 22	$ 24	$ 16